Significant Accounting Policies - Schedule of Antidilutive Shares (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Antidilutive Shares [Line Items]
Antidilutive shares	2,784,626,128	1,934,487,606	402,199,840
Options [Member]
Schedule of Antidilutive Shares [Line Items]
Antidilutive shares	124,829,000	82,477,000	27,002,200
Warrants [Member]
Schedule of Antidilutive Shares [Line Items]
Antidilutive shares	2,659,797,128	1,852,010,606	375,197,640